Shareholder Report	6 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Connors Funds
Entity Central Index Key	0001884762
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000232658
Shareholder Report [Line Items]
Class Name	Institutional Class
Trading Symbol	CVRDX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	(833) 601-2676
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$54	1.10%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.10%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Connors Hedged Equity Fund - Institutional Class	CBOE S&P 500® BuyWrite Index	S&P 500® Index
Jan-2022	$25,000	$25,000	$25,000
May-2022	$24,000	$23,592	$22,920
May-2023	$24,577	$24,466	$23,590
May-2024	$29,795	$26,732	$30,239
May-2025	$32,202	$29,217	$34,328

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Annualized Since Inception (1/19/2022)
Connors Hedged Equity Fund - Institutional Class	8.08%	7.82%
S&P 500® Index	13.52%	9.89%
CBOE S&P 500® BuyWrite Index	9.30%	4.75%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Updated performance information is available on the Fund's website www.connorsinvestor.com/mutual-fund.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 48,189,852
Holdings Count | Holding	127
Advisory Fees Paid, Amount	$ 83,170
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$48,189,852 Number of Portfolio Holdings127 Advisory Fee$83,170 Portfolio turnover (six months)26% Sharpe ratio0.30 Beta0.71 Standard Deviation9.93%
Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corp.	4.5%
Amazon.com, Inc.	4.0%
Nvidia Corp.	3.8%
Meta Platforms, Inc. - Class A	3.1%
Apple, Inc.	3.0%
Eaton Corp. PLC	2.9%
Morgan Stanley	2.8%
Alphabet, Inc. - Class A	2.7%
Welltower, Inc.	2.7%
Linde PLC	2.5%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.6%
Purchased Options	0.6%
Money Market	2.9%
Utilities	3.6%
Energy	4.0%
Real Estate	4.2%
Materials	4.9%
Consumer Staples	7.1%
Communications	8.1%
Consumer Discretionary	8.9%
Industrials	9.2%
Health Care	11.4%
Financials	12.9%
Technology	23.8%